FAIR VALUE MEASUREMENT (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Feb. 08, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Change in fair value of warrant liability				$ 612,064	$ 1,036,464	$ 552,536	$ (837,466)	$ 97,188	$ 3,997,780
Derivative liabilities		$ 2,520,851	$ 2,189,420					2,520,851	1,543,953	$ 5,541,733
Black Scholes Option [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value of adjustment								3,900,014	4,737,908
Fair value of derivative liabilitiy		2,520,851						$ 2,520,851	$ 1,543,953
Warrant [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value of adjustment	$ 1,968,315	$ 2,520,851
Existing Warrant [Member] | Black Scholes Option [Member]
InvestmentsAllOtherInvestmentsLineItem [Line Items]
Fair value of adjustment			$ 1,115,334